Dropdown Predecessor - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 02, 2013
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Operating lease arrangement period, lessor	10 years
Increase (Decrease) Partnership's net income		$ 17,656,000	$ 71,915,000	$ 123,015,000
Increase (Decrease) Partnership's comprehensive income			58,000	496,000
Interest expense		88,381,000	62,855,000	47,508,000
Realized and unrealized losses (gains) on derivative instruments		(143,703,000)	34,820,000	(26,349,000)
Dropdown Predecessor [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control					100.00%
Operating lease arrangement period, lessor					5 years
Extension option period					1 year
Entity acquired, Purchase price		503,100,000
Increase (Decrease) Partnership's net income			(2,225,000)
Increase (Decrease) Partnership's comprehensive income			(2,225,000)
Interest expense			300,000
Realized and unrealized losses (gains) on derivative instruments			100,000
Maximum [Member] | Dropdown Predecessor [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Operating lease arrangement period, lessor					5 years
Number of extension options					10
Initial [Member] | Dropdown Predecessor [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Entity acquired, Purchase price					540,000,000